Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income/(loss)	$ 116,407	$ 95,003	$ 50,304
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	25,114	30,654	45,098
Shares issued for services		70,500
Stock options expense		3,812	50,637
Changes in operating assets and liabilities
Accounts receivable	(140)	37,153	12,606
Note receivable	(72,620)	(11,000)
Accounts payable	(51,096)	21,458	(102,168)
Net cash flows used in operating activities	17,665	145,580	56,477
Cash flows from investing activities
Payment for intangible assets	(178)	(458)	(658)
Net cash flows used in investing activities	(178)	(458)	(658)
Cash flows from financing activities
Shares subscriptions received but not issued	67,500	30,000
Repayment of notes payable	(68,981)	(168,744)	(128,216)
Net cash flows used in financing activities	(1,481)	(138,744)	(128,216)
Net increase(decrease) in cash	16,006	9,368	(72,397)
Cash and cash equivalents, beginning of period	43,644	34,276	106,673
Cash and cash equivalents, end of period	59,650	43,644	34,276
Supplemental disclosure:
Interest paid on notes	23,507	27,923	44,549
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for services (directors' fees)		$ 70,500
Common stock issued for purchase of assets